Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name	dei_EntityRegistrantName	Oppenheimer International Diversified Fund
Central Index Key	dei_EntityCentralIndexKey	0001329067
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 29, 2015
Prospectus Date	rr_ProspectusDate	Jun. 29, 2015